Leases	12 Months Ended
Dec. 31, 2019
Leases
Leases

23.Leases

The Group has commercial lease agreements of office buildings. The leases have an average life up to six years. The contracts for a term of less than a year fall under the recognition exemption for being short-term leases. Total lease expense for the year ended December 31, 2019 recognized under such contracts is 198. Future minimum lease rentals under non-cancellable operating lease commitments for office equipment premises for a term less than 1 year as of December 31, 2019 are 32.

For long-term contracts, right-of-use assets and lease liabilities were recognized. Right-of-use assets are included into property and equipment. There change from the date of initial recognition was as follows:

	Right-of-use assets	Lease
	Office buildings	liabilities
As at January 1, 2019 (Note 2.3)	936	1,068
Additions	891	851
Disposals	(171)	(175)
Depreciation	(305)	—
Interest expense	—	95
Payments	—	(482)
As at December 31, 2019	1,351	1,357
Including short-term portion		340

For the amount of rent expense recognized from short-term leases for year ended December 31, 2019 and December 31, 2018 see note 26.